PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statements of Cash Flows [Abstract]
Net cash generated from (used in) operating activities	$ 69,865	$ (495,220)	$ (259,228)
Net cash used in investing activities	(363,219)	(224,528)	(118,614)
Net cash generated from financing activities	2,579,595	546,628	1,623,843
Net increase (decrease) in cash, cash equivalents and restricted cash	2,311,266	(185,666)	1,254,154
Cash, cash equivalents and restricted cash at beginning of the year	1,259,312	1,444,978	190,824
Cash, cash equivalents and restricted cash at end of the year	3,570,578	1,259,312	1,444,978
Parent Company [Member]
Condensed Statements of Cash Flows [Abstract]
Net cash generated from (used in) operating activities	354,050	(34,930)	6,845
Net cash used in investing activities	(1,554,811)	(1,060,969)	(664,483)
Net cash generated from financing activities	2,580,242	569,510	1,635,224
Net increase (decrease) in cash, cash equivalents and restricted cash	1,379,481	(526,389)	977,586
Cash, cash equivalents and restricted cash at beginning of the year	519,107	1,045,496	67,910
Cash, cash equivalents and restricted cash at end of the year	$ 1,898,588	$ 519,107	$ 1,045,496